Share Capital and Per Share Amounts (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital and Per Share Amounts [Abstract]
Schedule of Common Share Capital	The following table summarizes the changes to the Company’s common share capital:
	Shares (‘000)	Amount
Balance, January 1, 2025	69,718	$164,402
Issued on exercise of share units(1)	542	2,561
Issued on rights offering(2)	55,147	298,653
Share issue costs, net of tax	-	(2,681)
Balance, December 31, 2025	125,407	$462,935
Issued on exercise of share units(1)	22	168
Share issue costs, net of tax	-	(231)
Balance, June 30, 2026	125,429	$462,872

(1)	Differences in the number of exercised units compared to those disclosed in stock-based compensation and the value recognized in contributed surplus relates to withholding taxes on issuances (Note 12).
(2)	On December 17, 2025, Greenfire completed a rights offering of its common shares to its shareholders.

Schedule of Basic and Diluted Net Income (Loss) Per Share

The following table summarizes the Company’s basic and diluted net income (loss) per share:

	Three months ended June 30		Six months ended June 30
(thousands of shares, except per share information)	2026	2025	2026	2025
Weighted average shares outstanding - basic	125,428	70,119	125,420	70,538
Weighted average share units outstanding	42	100	42	100
Weighted average anti-dilutive share units	-	-	(42)	-
Weighted average shares outstanding - diluted	125,470	70,219	125,420	70,638
Basic and diluted net income (loss) per share	$0.43	$0.69	$(0.16)	$0.92

Schedule of Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”)

A summary of the outstanding Restricted Stock Units (“RSUs”) and Performance Share Units (“PSUs”), collectively the share units, is as follows:

(thousands of units)	RSUs	PSUs	Total
Balance, January 1, 2026	84	249	333
Exercised(1)	(39)	-	(39)
Forfeited / Expired	(3)	(57)	(60)
Balance, June 30, 2026	42	192	234

(1)	Differences in exercised awards compared to those disclosed in share capital relate to withholding taxes on share issuance (Note 12).